Investments (Other Invested Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Other Invested Assets [Line Items]
Other invested assets	[1]	$ 2,297,535	$ 1,582,094
Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		2,202,457	1,533,210
Derivatives
Other Invested Assets [Line Items]
Other invested assets		46,483	24,499
Other
Other Invested Assets [Line Items]
Other invested assets		48,595	24,385
Equity Method | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		2,115,110	1,489,086
Equity Method | Private equity | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		374,958	388,822
Equity Method | Hedge funds | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		1,671,779	1,024,534
Equity Method | Real estate-related | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		68,373	75,730
Fair Value | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		87,347	44,124
Fair Value | Private equity | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		19,523	28,094
Fair Value | Hedge funds | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		52,591	14
Fair Value | Real estate-related | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets		$ 15,233	$ 16,016

[1]	See Note 4 for details of balances associated with variable interest entities.